3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details1) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Warrant Derivative Public Offering
Derivative Liability Fair Value	$ (587)
Warrants issued during the period	0
Unrealized gain during period	267
Transfer to equity as a result of changes to provisions	320
Derivative Liability Fair Value	0
Series B Warrant
Derivative Liability Fair Value	(1,483)
Warrants issued during the period	0
Unrealized gain during period	381
Transfer to equity as a result of changes to provisions	1,102
Derivative Liability Fair Value	0
Series C Warrant
Derivative Liability Fair Value	0
Warrants issued during the period	(956)
Unrealized gain during period	0
Transfer to equity as a result of changes to provisions	0
Derivative Liability Fair Value	956
Derivative
Derivative Liability Fair Value	(2,070)
Warrants issued during the period	(956)
Unrealized gain during period	648
Transfer to equity as a result of changes to provisions	1,422
Derivative Liability Fair Value	$ 956